Real Estate Held for Sale (Details Narrative) (USD $) In Thousands, unless otherwise specified					1 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011	Mar. 31, 2015 Windlass Run	Sep. 30, 2014 Windlass Run
Sales price					$ 11,000
Book value of property held for sale	$ 286,671	$ 268,932	$ 262,564	$ 241,253		$ 4,473